RECURRING FAIR VALUE MEASUREMENTS - Level 3 Fair Value Measurements Inputs (Details) - CIK 0001841024 L Catterton Asia Acquisition Corp	24 Months Ended
	Dec. 31, 2023 USD ($) Y	Dec. 31, 2022 Y
RECURRING FAIR VALUE MEASUREMENTS
Transfer of liabilities between Level 1 to Level 2	$ 0
Transfer of liabilities between Level 2 to Level 1	0
Transfer of liabilities into Level 3	0
Transfer of liabilities out of Level 3	$ 0
Risk-free interest rate
RECURRING FAIR VALUE MEASUREMENTS
Derivative liability measurement input	3.77	3.91
Dividend rate
RECURRING FAIR VALUE MEASUREMENTS
Derivative liability measurement input	0.0	0.0
Expected term (years)
RECURRING FAIR VALUE MEASUREMENTS
Derivative liability measurement input | Y	5.21	5.21
Expected volatility
RECURRING FAIR VALUE MEASUREMENTS
Derivative liability measurement input	2.3	3.6
Share price - asset price
RECURRING FAIR VALUE MEASUREMENTS
Derivative liability measurement input	10.78	10.10
Exercise price
RECURRING FAIR VALUE MEASUREMENTS
Derivative liability measurement input	11.50	11.50